Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 30, 2021	Dec. 31, 2018	May 03, 2013
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares of common stock reserved for future issuance under the plan	40,252,490		33,218,139	33,218,139
Options vesting rights	generally vest 25% upon completion of one year of service and 1/48 per month thereafter, however in certain instances options have been granted with immediate vesting		Generally, options granted will vest 25% upon completion of one year of service and 1/48 per month thereafter; however, in certain instances options have been granted with immediate vesting.
Options vesting rights percentage	25.00%		25.00%
Options expiration period from the date of grant	10 years		10 years
Weighted average grant date fair value per share of options granted	$ 0.93	$ 0.47	$ 0.48	$ 0.51
Total grant date fair value of options vested	$ 0	$ 0	$ 204,000	$ 47,000
Unrecognized stock based compensation cost	$ 1,300	$ 100	$ 200
Estimated weighted average period	3 years 3 months 18 days	1 year 9 months 18 days	2 years 6 months
Number of shares available for future grants	491,003	2,660,007	2,564,190	2,818,286		2,982,792
Subsequent Event [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares available for future grants	491,003
2013 Plan
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares of common stock reserved for future issuance under the plan							3,721,986
2018 Plan
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares of common stock reserved for future issuance under the plan			2,564,190
2021 Plan
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of shares of common stock reserved for future issuance under the plan					486,975